Finance Leases - Schedule of Net Book Value of Leased Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Transport equipment and vehicles	$ 562,199	$ 471,416
Operating machinery and equipment	160,117	172,627
Construction in progress	13,989	596
Less: accumulated depreciation	(117,282)	(73,037)
Net value of property, plant and equipment, obtained under capital lease agreements	$ 619,023	$ 571,602